FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617-563-7000

                         March 19, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Massachusetts Municipal Trust (the trust):

             Fidelity Massachusetts Municipal Money Market Fund
             Fidelity Massachusetts Municipal Income Fund
             Spartan Massachusetts Municipal Money Market Fund
             (the funds)

      File Nos. 2-75537 and 811-3361


__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically on March 14, 1997.
                        Very truly yours,







                        /s/John H. Costello
                        John H. Costello
                        Assistant Treasurer